Retirement plans - Defined benefit pension plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	$ 31,852
Balance, end of year	15,600	$ 31,852
Unfunded status	15,600	31,852
Minimum funding requirement	0	0
Accrued benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	78,810	66,061
Current service cost	3,232	3,016
Interest cost on accrued benefit obligations / (income) on assets	1,619	1,794
Benefit payments	(9,188)	(2,227)
Settlements	(123)	0
Actuarial (gain) loss	(7,911)	7,120
Foreign exchange gain	(4,231)	3,046
Balance, end of year	62,208	78,810
Fair values of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance, beginning of year	46,958	43,891
Interest cost on accrued benefit obligations / (income) on assets	1,057	1,260
Benefit payments	(9,188)	(2,227)
Contributions	7,528	1,182
Return on plan assets	2	1,940
Foreign exchange gain	251	912
Balance, end of year	$ 46,608	$ 46,958